Annual Fund Operating Expenses	Oct. 30, 2026
Diamond Hill Short Duration Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.82%
Diamond Hill Short Duration Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.57%
Diamond Hill Short Duration Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.53%
Diamond Hill Short Duration Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.40%
Diamond Hill Core Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[2]
Expenses (as a percentage of Assets)	0.77%
Diamond Hill Core Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[2]
Expenses (as a percentage of Assets)	1.52%
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[2]
Expenses (as a percentage of Assets)	0.48%
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Expenses (as a percentage of Assets)	0.35%

[1]	Other expenses, which include Administration fees, for Class A and Class I shares have been restated to reflect current expenses. Other expenses for Class C shares are estimated for the current fiscal year.
[2]	Other expenses, which include Administration fees, for Class A and Class I shares have been restated to reflect current expenses. Other expenses for Class C shares are estimated for the current fiscal year.